Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Voya U.S. Stock Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya U.S. Stock Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services and administrative services), custodial, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position.

In the event that the Portfolio's market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser (“Sub-Adviser”) may invest the entire amount of the Portfolio's assets in index futures, in exchange-traded funds (“ETFs”), or in a combination of index futures and ETFs, subject to any limitation on the Portfolio's investments in such securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Index Strategy    The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio's expenses and the timing of purchases and redemptions of the Portfolio's shares. The Portfolio's actual holdings might not match the Index and the Portfolio's effective exposure to index securities at any given time may not equal 100%.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio’s Class I shares. Other class shares’ performance would be lower than Class I shares’ performance because of the lower expenses paid by Class I shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class I (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 15.77% and Worst quarter: 4th, 2008, -21.89%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Voya U.S. Stock Index Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%
1 Yr	rr_ExpenseExampleYear01	82
3 Yrs	rr_ExpenseExampleYear03	303
5 Yrs	rr_ExpenseExampleYear05	542
10 Yrs	rr_ExpenseExampleYear10	1,228
1 Yr	rr_ExpenseExampleNoRedemptionYear01	82
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	303
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	542
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,228
1 Yr	rr_AverageAnnualReturnYear01	12.77%
5 Yrs	rr_AverageAnnualReturnYear05	14.54%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Voya U.S. Stock Index Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.27%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.27%
1 Yr	rr_ExpenseExampleYear01	28
3 Yrs	rr_ExpenseExampleYear03	87
5 Yrs	rr_ExpenseExampleYear05	152
10 Yrs	rr_ExpenseExampleYear10	343
1 Yr	rr_ExpenseExampleNoRedemptionYear01	28
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	87
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	152
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	343
2005	rr_AnnualReturn2005	4.59%
2006	rr_AnnualReturn2006	15.52%
2007	rr_AnnualReturn2007	5.28%
2008	rr_AnnualReturn2008	(37.12%)
2009	rr_AnnualReturn2009	26.22%
2010	rr_AnnualReturn2010	14.74%
2011	rr_AnnualReturn2011	1.81%
2012	rr_AnnualReturn2012	15.79%
2013	rr_AnnualReturn2013	32.04%
2014	rr_AnnualReturn2014	13.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.89%)
1 Yr	rr_AverageAnnualReturnYear01	13.37%
5 Yrs	rr_AverageAnnualReturnYear05	15.15%
10 Yrs	rr_AverageAnnualReturnYear10	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Voya U.S. Stock Index Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.52%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.51%
1 Yr	rr_ExpenseExampleYear01	52
3 Yrs	rr_ExpenseExampleYear03	166
5 Yrs	rr_ExpenseExampleYear05	290
10 Yrs	rr_ExpenseExampleYear10	652
1 Yr	rr_ExpenseExampleNoRedemptionYear01	52
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	166
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	290
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	652
1 Yr	rr_AverageAnnualReturnYear01	13.11%
5 Yrs	rr_AverageAnnualReturnYear05	14.87%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Voya U.S. Stock Index Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.67%
1 Yr	rr_ExpenseExampleYear01	68
3 Yrs	rr_ExpenseExampleYear03	236
5 Yrs	rr_ExpenseExampleYear05	418
10 Yrs	rr_ExpenseExampleYear10	945
1 Yr	rr_ExpenseExampleNoRedemptionYear01	68
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	236
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	418
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	945
1 Yr	rr_AverageAnnualReturnYear01	12.94%
5 Yrs	rr_AverageAnnualReturnYear05	14.68%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2007
Voya U.S. Stock Index Portfolio | S&P 500® Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	18.26%	[2]
Voya U.S. Stock Index Portfolio | S&P 500® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	7.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya U.S. Stock Index Portfolio | S&P 500® Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%	[2]
Voya U.S. Stock Index Portfolio | S&P 500® Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%	[2]

[1]	The distributor is contractually obligated to waive 0.22%, 0.01%, and 0.10% of the distribution or shareholder services fee for Class ADV, Class S, and Class S2 shares, respectively, through May 1, 2016. Termination or modification of these obligations requires approval by the Portfolio's board.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.